Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent events

Securities Purchase Agreements and Placement Agent Agreement

On July 24, 2025, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain investors (the “Purchasers”) pursuant to which the Company agreed to sell and issue to the Purchasers in a private placement offering (the “PIPE Financing”) 20,000,000 Ordinary Shares, par value £0.0001 per Ordinary Share, at an offering price of $2.50 per Ordinary Share. The Company intends to use the net proceeds of the PIPE Financing for working capital, potential accretive M&A opportunities, and general corporate purposes. A.G.P/Alliance Global Partners (“A.G.P”) acted as a placement agent in connection with the PIPE Financing. The PIPE Financing closed on July 25, 2025, resulting in aggregate gross proceeds to the Company of $50 million, before deducting the placement agent’s fee and offering expenses payable by the Company.

The Company also entered into a Placement Agent Agreement with A.G.P dated July 24, 2025, pursuant to which A.G.P agreed to serve as placement agent for the Company in connection with the PIPE Financing. The Company agreed to pay A.G.P a cash fee equal to 7.0% of the gross cash proceeds received in the PIPE Financing; however, A.G.P. agreed to apply a credit to the Company equal to 3.5% of the aggregate participation from certain of the Purchasers. In addition, the Company agreed to reimburse A.G.P for up to $120,000 of its legal fees and other out-of-pocket expenses in connection with the PIPE Financing as well as non-accountable expenses incurred by A.G.P for up to $10,000 in connection with the PIPE Financing.

ViSenze acquisition

On August 7, 2025, Rezolve AI plc acquired ViSenze PTE Ltd for consideration in Rezolve Ai plc Ordinary Shares, with additional earn-out consideration payable in Ordinary Shares based on future performance. The purchase price allocation is in progress and therefore the initial accounting is incomplete as of the date of these condensed interim combined consolidated financial statements. The acquisition was not deemed significant under Rule 3-05 of Regulation S-X.

Western Alliance Bank

As disclosed in Note 8.9, the Company entered into a subscription letter with Western Alliance Bank (“WAB”) pursuant to which the Company agreed to issue to WAB a number of Ordinary Shares which is equal to $12,300,000 in order to settle debt owed by Groupby to WAB. In accordance with the terms of the subscription letter, WAB is to return any money received in excess of $12,300,000 from the subsequent sale of the 5,857,143 Ordinary Shares. On August 22, 2025, WAB completed its sale of the 5,857,143 Ordinary shares and realized proceeds of $17,955,271 from sale of these Ordinary Shares. This resulted in an excess of $5,655,271, which was returned to the Company.

Warrants

On September 18, 2025, the holders of all 5,000,000 warrants issued in a registered offering in December 2024 (the "Offering Warrants") elected to exercise their Offering Warrants, at an exercise price of $3.00 per Offering Warrant, for 5,000,000 Ordinary Shares of the Company, generating aggregate gross proceeds to the Company of $15 million.

Security Purchase Agreement, Placement Agent Agreement and Registration Rights Agreement

On September 24, 2025, the Company entered into securities purchase agreements (the “Purchase Agreements”) with certain investors (the “Purchasers”) pursuant to which the Company agreed to sell and issue to the Purchasers in a private placement offering (the “PIPE Financing”) 37,000,000 ordinary shares, par value £0.0001 per share, at an offering price of $5.40 per Ordinary Share. The Company intends to use the net proceeds of the PIPE Financing for accelerated investment into its sales organization, potential accretive M&A opportunities, working capital and general corporate purposes, including further development of its Brain Commerce Platform, and expansion of Visual Search and Brain Checkout. A.G.P/Alliance Global Partners (“A.G.P”) acted as a placement agent in connection with the PIPE Financing.

The PIPE Financing closed on September 25, 2025, resulting in aggregate gross proceeds to the Company of $200 million, before deducting the placement agent’s fee and offering expenses payable by the Company.

The Company also entered into a Placement Agent Agreement (the “Placement Agent Agreement”) with A.G.P., dated September 24, 2025, pursuant to which A.G.P agreed to serve as placement agent for the Company in connection with the PIPE Financing. The Company agreed to pay A.G.P a cash fee equal to 6.0% of the gross cash proceeds received in the PIPE Financing; however, A.G.P. agreed to apply a credit to the Company equal to $3,000,000. In addition, the Company agreed to reimburse A.G.P for up to $120,000 of its legal fees and other out-of-pocket expenses in connection with the PIPE Financing as well as non-accountable expenses incurred by A.G.P for up to $10,000 in connection with the PIPE Financing. Pursuant to the Placement Agent Agreement, the Company shall be subject to securities issuance restrictions as described in the Purchase Agreements. The Placement Agent Agreement contains customary representations, warranties, and agreements by the Company, customary conditions to closing, indemnification obligations of the Company, other obligations of the parties, and termination provisions.

Concurrently with the Purchase Agreements and the Placement Agent Agreement, on September 24, 2025, the Company and the Purchasers entered into a Registration Rights Agreement (the “Registration Rights Agreement”) pursuant to which the Company agreed to file a registration statement (the “Initial Registration Statement”) providing for the resale of the Ordinary Shares within 3 business days following the closing of the PIPE Financing, to have such registration statement declared effective within 30 days of the filing date (or 60 days, if the Securities and Exchange Commission conducts a full review), and to maintain the effectiveness of such registration statement.